Consolidated Statements of Cash Flows Supplemental Disclosure - Non-cash transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Cash Flows - Supplemental Disclosure
Non-cash transaction liabilities	$ 391	$ 1,128
Non controlling interest receivable		$ 390
Non-cash settlement loss			$ 5,600
Deconsolidation of subsidiary recognition of long-term non-interest bearing loan payable			$ 3,645